Schedule of Basic Loss Per Share And Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Qutoutiao Inc.	$ (26,101)	¥ (185,313)	¥ (914,767)	¥ (1,239,617)
Net loss attributable to ordinary shareholders -Basic	$ (46,379)	(329,289)	(1,039,444)	(1,348,513)
Net loss attributable to ordinary shareholders -Diluted | ¥		¥ (329,289)	¥ (1,039,444)	¥ (1,348,513)
Denominator:
Weighted Average Number of Shares Outstanding, Basic | shares	76,631,037	76,631,037	76,629,816	75,767,532
Weighted Average Number of Shares Outstanding, Diluted | shares	76,631,037	76,631,037	76,629,816	75,767,532
Earnings Per Share, Basic | (per share)	$ (0.61)	¥ (4.3)	¥ (13.56)	¥ (17.80)
Earnings Per Share, Diluted | (per share)	$ (0.61)	¥ (4.3)	¥ (13.56)	¥ (17.80)
Series A Convertible Redeemable Preferred Shares [Member]
Numerator:
Accretion to redemption value | ¥		¥ (18,370)	¥ (15,947)	¥ (14,089)
Series B Convertible Redeemable Preferred Shares [Member]
Numerator:
Accretion to redemption value | ¥		(28,736)	(24,918)	(21,726)
Series C Convertible Redeemable Preferred Stock [Member]
Numerator:
Accretion to redemption value | ¥		¥ (96,870)	¥ (83,812)	¥ (73,081)
American Depositary Shares [Member]
Denominator:
Weighted Average Number of Shares Outstanding, Basic | shares	30,652,414	30,652,414	30,651,926	30,307,013
Weighted Average Number of Shares Outstanding, Diluted | shares	30,652,414	30,652,414	30,651,926	30,307,013
Earnings Per Share, Basic | ¥ / shares		¥ (10.74)	¥ (33.91)	¥ (44.50)
Earnings Per Share, Diluted | ¥ / shares		¥ (10.74)	¥ (33.91)	¥ (44.50)